RIGHT OF USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
SCHEDULE OF RIGHT OF USE ASSETS

Total
Cost
Balance at December 31, 2023	$1,423,472
Foreign exchange	31,567
Balance at December 31, 2024 , 2025	$1,455,039

Accumulated depreciation
Balance at December 31, 2023	$701,785
Charge for the year	356,841
Foreign exchange	24,069
Balance at December 31, 2024	$1,082,695
Charge for the year	142,728
Balance at December 31, 2025	$1,225,423

Net book value:
December 31, 2024	$372,344
December 31, 2025	$229,616

SCHEDULE OF RIGHT OF USE ASSETS RELATED TO LEASES	The consolidated statement of financial position shows the following net book value amounts related to leases:
	December 31, 2025	December 31, 2024
Buildings	$229,616	$372,344